Annual Total Returns[BarChart] - Index 600 Stock Portfolio - Index 600 Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.90%	15.80%	40.67%	5.34%	(2.35%)	26.12%	12.93%	(8.78%)	22.44%	10.93%